Short-term Bank Loans and Long-term Loan - Long-term loan (Details) ₩ in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 KRW (₩)
Debt Instrument [Line Items]
Long-term loan	$ 168	¥ 1,072
Long-term loan agreement with Korea SMEs and Startups Agency
Debt Instrument [Line Items]
Principal amount			¥ 1,199	₩ 200,000
Long-term loan	$ 168	¥ 1,072
Annual interest rates	1.73%	1.73%